united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Jen Farrell, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 11/30

Date of reporting period: 5/31/18

Item 1. Reports to Stockholders.

IQ-Striquer Fund

Class	A	Shares	IQSAX
Class	I	Shares	IQSIX

Semi-Annual Report

May 31, 2018

Advised by:

IQ Capital Strategy, LLC

174 Radisson Road

Seneca, South Carolina 29678

1-848-227-4825

www.iqcapitalstrategy.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Main BuyWrite Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC.

Member FINRA

Fund Performance - (Unaudited)
May 31, 2018
IQ-STRIQUER FUND

The Fund’s performance figures* for the period ended May 31, 2018, compared to its benchmark:

Since Inception** - May
Fund/Index	31, 2018
IQ-Striquer Fund - Class A	(2.70)%
IQ-Striquer Fund - Class A with Load	(6.08)%
IQ-Striquer Fund - Class I	(2.60)%
S&P 500 Total Return Index ***	(3.50)%

Performance figures include the change in value of the stocks in the index and the reinvestment of dividends. The index return does not reflect expenses, which have been deducted from the Fund’s return. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total operating expense ratio, as stated in the fee table in the Fund’s Prospectus dated October 10, 2017, is 2.30% for Class A shares and 2.05% for Class I shares. See the financial highlights for the current expense ratios. The Fund’s adviser, has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least October 10, 2018, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses), or extraordinary expenses such as litigation (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser)) will not exceed 2.19%, 2.94% or 1.94% of the Fund’s average daily net assets attributable to Class A, Class C and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years (within the three years from the time the fees were waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. This agreement may be terminated only by the Trust’s Board of Trustees, on 60 days’ written notice to the adviser. The Fund’s advisor has agreed to waive and/or reimburse certain expenses of the Fund. Absent this agreement, the performance would have been lower. For performance information current to the most recent month-end table, please call 1-844-MOERUS1. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

*	Performance data quoted is historical.

**	Inception date is January 31, 2018.

***	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

Holdings By Asset Type	% of Net Assets
Money Market Fund	58.5%
Other Assets Less Liabilities - Net	41.5%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

IQ-STRIQUER FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2018

Shares		Value
	SHORT-TERM INVESTMENT - 58.5%
	MONEY MARKET FUND - 58.5%
4,278,296	Federated Government Obligations Fund - Institutional Shares, 1.61% *+	$4,278,296
	TOTAL SHORT-TERM INVESTMENT (Cost - $4,278,296)

	TOTAL INVESTMENT - 58.5% (Cost - $4,278,296)	$4,278,296
	OTHER ASSETS LESS LIABILITIES - NET - 41.5%	3,039,041
	NET ASSETS - 100.0%	$7,317,337

*	Money Market Fund; rate reflects seven-day effective yield on May 31, 2018.

+	A portion of this investment is a holding of IQSF Fund Limited.

LONG FUTURES CONTRACTS

				Notional
Number of	Open Long Futures			Value at	Unrealized
Contracts	Contracts	Counterparty	Expiration Date	May 31, 2018	Appreciation
6	Alphabet Inc.	ADM Investor Services, Inc.	Jun-18	660,486	$13,646
7	Amazon.com	ADM Investor Services, Inc.	Jun-18	1,141,581	45,590
109	Apple Inc.	ADM Investor Services, Inc.	Jun-18	2,038,409	21,332
24	FACEBOOK Inc.	ADM Investor Services, Inc.	Jun-18	460,608	35,105
102	Microsoft Corp.	ADM Investor Services, Inc.	Jun-18	1,008,882	25,167
Total Net Unrealized Appreciation on Long Futures Contacts					$140,840

TOTAL RETURN SWAP

Notional Value				Variable Rate	Maturity	Unrealized
at May 31, 2018	Description	Counterparty	Fixed Rate Paid	Received	Date	Appreciation
10,767,660	Richmond Global Basket Total Return Swap +	Deutsche Bank	0.35% of the notional value	Total returns from the Richmond Global Basket	3/3/2023	$5,754
Total Net Unrealized Appreciation on Swap Contract						$5,754

+	This investment is a holding of IQSF Fund Limited.

See accompanying notes to financial statements.

IQ-STRIQUER FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2018

Total Return Swap Top Holdings ^

FUTURES CONTRACTS
Short Positions

					Unrealized
Number of				Notional Value at	Appreciation/
Contracts	Description	Counterparty	Expiration Date	March 31, 2018	(Depreciation)
4	10 year Australian Treasury Bond Future	Deutsche Bank	Jun-18	3,216,453	445
5	10 year Italian Bond Future	Deutsche Bank	Jun-18	668,253	(57,320)
9	2 year US Treasury Notes Future	Deutsche Bank	Sep-18	1,806,006	(2,784)
8	3 month Euro (EURIBOR)	Deutsche Bank	Mar-19	2,388,022	(677)
8	3 month Sterling	Deutsche Bank	Mar-19	1,359,233	1,437
1	5 year US Treasury Notes Future	Deutsche Bank	Sep-18	155,078	25,715
2	Brent Crude Monthly Future	Deutsche Bank	Jun-18	164,222	2,653
4	CHF/USD	Deutsche Bank	Jun-18	486,446	(750)
1	DAX Index Future	Deutsche Bank	Jun-18	381,879	(44,566)
5	EUR/USD	Deutsche Bank	Jun-18	670,572	7,041
8	Euro-BOBL Future	Deutsche Bank	Jun-18	1,295,346	42,608
1	Euro-BUXL Future	Deutsche Bank	Jun-18	245,418	28,077
8	Eurodollar	Deutsche Bank	Dec-20	1,872,434	21
2	Eurodollar	Deutsche Bank	Mar-19	459,626	397
2	Eurodollar	Deutsche Bank	Jun-19	375,065	(98)
8	FTSE 100 Index Future	Deutsche Bank	Jun-18	817,928	(6,611)
3	Live Cattle Future	Deutsche Bank	Oct-18	118,523	(18,894)
2	NY Harbour ULSD Future	Deutsche Bank	Jun-18	190,256	1,015
1	SPI 200 Index	Deutsche Bank	Jun-18	114,248	(863)

Long Positions
	Description
2	10 year Canadian Govt Bond Future	Deutsche Bank	Sep-18	198,919	(303)
1	10 year Japanese Government Bond Future	Deutsche Bank	Jun-18	1,109,096	2,603
5	10 year US Treasury Notes Future	Deutsche Bank	Sep-18	582,986	75,150
2	2 year Euro-Schatz Future	Deutsche Bank	Sep-18	245,735	110
2	2 year Euro-Schatz Future	Deutsche Bank	Jun-18	209,103	(2,981)
2	3 month Euro (EURIBOR)	Deutsche Bank	Mar-20	555,049	(93)
1	3 month Euro (EURIBOR)	Deutsche Bank	Sep-18	264,334	63
1	3 month Euro (EURIBOR)	Deutsche Bank	Dec-19	166,631	(11)
3	3 month Sterling	Deutsche Bank	Dec-18	426,393	380
2	3 month Sterling	Deutsche Bank	Sep-19	339,348	(657)
2	3 month Sterling	Deutsche Bank	Dec-19	328,707	(282)
2	3 month Sterling	Deutsche Bank	Jun-19	323,915	(472)
2	3 month Sterling	Deutsche Bank	Mar-20	281,578	(629)
1	3 month Sterling	Deutsche Bank	Sep-18	128,257	(18)
6	90 Day Bank Accepted Bill Future	Deutsche Bank	Mar-19	1,167,283	218
7	CAC 40	Deutsche Bank	Jun-18	440,274	(6,684)
4	Cotton No.2 Future	Deutsche Bank	Jul-18	168,663	2,800
25	DJ EURO STOXX Banks Future	Deutsche Bank	Jun-18	158,749	(26,052)
2	E-mini Dow	Deutsche Bank	Jun-18	253,419	(9,983)
5	E-Mini S&P 500	Deutsche Bank	Jun-18	655,428	(25,369)
15	EURO STOXX 50 Index Future	Deutsche Bank	Jun-18	584,086	(57,172)
6	Euro-BUND Future	Deutsche Bank	Jun-18	1,195,884	156,845
7	Eurodollar	Deutsche Bank	Dec-19	1,800,167	(70)
4	Eurodollar	Deutsche Bank	Sep-18	917,616	554
3	Eurodollar	Deutsche Bank	Dec-18	648,235	(128)
1	Eurodollar	Deutsche Bank	Mar-20	192,684	(13)
2	Euro-OAT Futures	Deutsche Bank	Jun-18	452,774	17,597
2	Gold	Deutsche Bank	Aug-18	197,415	5,034
5	Henry Hub Natural Gas Future	Deutsche Bank	Jun-18	141,479	(250)
3	Live Cattle Future	Deutsche Bank	Dec-18	133,275	27
6	Three Month Canadian Bankers Acceptance Future	Deutsche Bank	Dec-18	1,104,894	895
1	Three Month Canadian Bankers Acceptance Future	Deutsche Bank	Sep-18	119,972	(3)

^	This investment is not a direct holding of IQSF Fund Limited. The holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

See accompanying notes to financial statements.

IQ-STRIQUER FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2018

FORWARD FOREIGN CURRENCY CONTRACTS

							Unrealized
Settlement		Currency to			Foreign		Appreciation/
Date	Counterparty	Deliver/Receive	Value	In Exchange For	Currency Value	U.S. Dollar Value	(Depreciation)
6/21/2018	Deutsche Bank	CAD	162,338.76	USD	127,087	128,700	1,613
6/21/2018	Deutsche Bank	CHF	228,392.89	USD	230,293	228,402	(1,890)
7/25/2018	Deutsche Bank	CHF	148,655.70	EUR	125,979	126,244	264
7/25/2018	Deutsche Bank	CHF	151,175.28	EUR	125,979	125,910	(70)
9/27/2018	Deutsche Bank	CHF	220,463.96	EUR	209,966	210,050	85
6/1/2018	Deutsche Bank	CNH	1,814,103.42	USD	251,959	251,959	—
10/10/2018	Deutsche Bank	CNH	885,792.68	USD	131,229	131,437	208
6/5/2018	Deutsche Bank	CZK	6,085,141.40	EUR	235,220	234,791	(429)
6/5/2018	Deutsche Bank	CZK	6,082,789.20	EUR	235,220	234,779	(441)
6/1/2018	Deutsche Bank	JPY	25,569,585.00	NZD	338,670	338,818	148
6/1/2018	Deutsche Bank	JPY	26,836,210.00	CAD	316,092	315,752	(340)
6/1/2018	Deutsche Bank	JPY	17,023,812.00	NZD	225,780	225,851	71
6/4/2018	Deutsche Bank	JPY	24,940,639.00	NOK	1,866,116	1,868,095	1,979
6/4/2018	Deutsche Bank	JPY	100,249,587.08	GBP	691,685	695,355	3,670
6/4/2018	Deutsche Bank	JPY	61,525,050.00	USD	564,450	567,277	2,827
6/4/2018	Deutsche Bank	JPY	29,771,915.00	NZD	395,115	394,010	(1,105)
6/4/2018	Deutsche Bank	JPY	44,810,990.38	EUR	352,137	354,193	2,055
6/4/2018	Deutsche Bank	JPY	36,948,897.00	USD	338,670	340,584	1,914
6/4/2018	Deutsche Bank	JPY	27,331,402.85	CAD	323,427	325,681	2,253
6/4/2018	Deutsche Bank	JPY	29,889,316.36	USD	273,986	275,101	1,116
6/6/2018	Deutsche Bank	JPY	33,200,949.00	GBP	225,780	225,490	(290)
6/6/2018	Deutsche Bank	JPY	33,212,238.00	GBP	225,780	225,363	(417)
6/15/2018	Deutsche Bank	JPY	11,574,357.73	USD	110,232	110,311	79
6/21/2018	Deutsche Bank	MXN	5,876,153.45	USD	295,902	292,956	(2,946)
6/28/2018	Deutsche Bank	MXN	2,410,720.30	USD	121,856	121,866	10
6/21/2018	Deutsche Bank	NOK	1,528,675.40	USD	190,245	186,983	(3,262)
6/21/2018	Deutsche Bank	TRY	1,295,906.23	USD	263,985	283,234	19,250
10/8/2018	Deutsche Bank	TWO	3,306,959.35	USD	110,232	111,172	940
6/4/2018	Deutsche Bank	USD	724,164.36	AUD	956,105	957,423	1,318
6/4/2018	Deutsche Bank	USD	429,546.45	AUD	564,450	564,732	282
6/12/2018	Deutsche Bank	USD	169,940.97	EUR	131,229	131,229	—
6/15/2018	Deutsche Bank	USD	186,606.99	EUR	157,474	160,630	3,155
6/15/2018	Deutsche Bank	USD	125,979.40	EUR	104,983	108,500	3,517
6/21/2018	Deutsche Bank	USD	479,777.41	EUR	404,012	411,877	7,866
6/21/2018	Deutsche Bank	USD	237,221.79	AUD	311,990	313,249	1,259
6/21/2018	Deutsche Bank	USD	122,060.17	NZD	175,241	174,743	(497)
6/22/2018	Deutsche Bank	USD	144,351.40	GBP	104,983	109,726	4,744
6/28/2018	Deutsche Bank	USD	2,245,335.65	EUR	1,927,833	1,927,593	(240)
6/28/2018	Deutsche Bank	USD	579,639.32	AUD	768,905	768,928	23
6/28/2018	Deutsche Bank	USD	192,827.61	GBP	144,866	144,843	(23)
6/21/2018	Deutsche Bank	ZAR	2,013,576.25	USD	159,882	161,389	1,507

^	This investment is not a direct holding of IQSF Fund Limited. The holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

AUD - Austrailian Dollar	JPY - Japanese Yen
CAD - Canadian Dollar	MXN - Mexican Peso
CHF - Swiss Franc	NOK - Norwegian Krone
CNH - Chineses Yuan Renminbi	NZD - New Zealand Dollar
CZK - Czech Koruna	TRY - Turkish Lira
EUR - Euro	USD - U.S. Dollar
GBP - Pound Sterling	ZAR - South African Rand

See accompanying notes to financial statements.

IQ-STRIQUER FUND
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
May 31, 2018

ASSETS
Investment securities:
Securities at Cost	$4,278,296
Securities at Value	$4,278,296
Cash	18,389
Cash on deposit with Broker - swap margin balance (a)	1,595,000
Deposit at Broker for futures contracts	1,202,097
Net unrealized appreciation from open futures contracts	140,840
Unrealized appreciation on swap contract	5,754
Receivable for Fund shares sold	52,500
Dividends and interest receivable	19,427
Due from Advisor	17,586
Prepaid expenses and other assets	52,163
TOTAL ASSETS	7,382,052

LIABILITIES
Fund shares repurchased	29,580
Dividends payable - securities sold short	13,172
Payable to related parties	4,773
Distribution (12b-1) fees payable	620
Accrued expenses and other liabilities	16,570
TOTAL LIABILITIES	64,715
NET ASSETS	$7,317,337

Net Assets Consist Of:
Paid in capital	$7,494,474
Accumulated undistributed net investment loss	(18,973)
Accumulated net realized loss from security transactions, futures contracts and swap contract	(304,758)
Net unrealized appreciation on investments, futures contracts, swap contract and foreign currency translations	146,594
NET ASSETS	$7,317,337

Net Asset Value Per Share:
Class A Shares:
Net Assets	$3,015,374
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	309,871
Net asset value and redemption price per share (Net assets/Shares of Beneficial Interest) (b)	$9.73
Maximum offering price per share (net asset value plus maximum sales charge of 3.50%) (c)	$10.08

Class I Shares:
Net Assets	$4,301,963
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	441,848
Net asset value, offering price and redemption price per share (Net assets/Shares of Beneficial Interest) (b)	$9.74

(a)	This cash is a holding of IQSF Fund Limited.

(b)	Redemptions made within 60 days of purchase may be assessed a redemption fee of 1.00%.

(c)	On investments of $50,000 or more, the offering price is reduced.

See accompanying notes to financial statements.

IQ-STRIQUER FUND
CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended May 31, 2018 (1)

INVESTMENT INCOME
Dividends	$17,411
Interest	15,165
TOTAL INVESTMENT INCOME	32,576

EXPENSES
Investment advisory fees	27,640
Distribution (12b-1) fees:
Class N	1,879
Registration fees	16,490
Legal fees	13,791
Dividends on securities sold short	13,515
Administrative services fees	13,462
Accounting services fees	8,368
Transfer agent fees	7,818
Compliance officer fees	7,717
Shareholder reporting expenses	4,737
Audit fees	4,350
Trustees’ fees and expenses	4,140
Custodian fees	3,440
Other expenses	1,679
TOTAL EXPENSES	129,026
Fees waived and expenses reimbursed by Advisor	(77,477)
NET EXPENSES	51,549

NET INVESTMENT LOSS	(18,973)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	(23,852)
Futures contracts	(280,906)
Net change in unrealized appreciation (depreciation) on:
Futures contracts	140,840
Swap contract	5,754

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(158,164)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(177,137)

(1)	The IQ-Striquer Fund commenced operations on January 31, 2018.

See accompanying notes to financial statements.

IQ-STRIQUER FUND
CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
May 31, 2018(1)
(Unaudited)
FROM OPERATIONS
Net investment loss	$(18,973)
Net realized loss from investment transactions and futures contracts	(304,758)
Net change in unrealized appreciation of investments, swap contract and futures contracts	146,594
Net decrease in net assets resulting from operations	(177,137)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	3,111,783
Class I	4,605,961
Redemption fee proceeds:
Class A	129
Class I	197
Payments for shares redeemed:
Class A	(26,973)
Class I	(196,623)
Net increase in net assets from shares of beneficial interest	7,494,474

TOTAL INCREASE IN NET ASSETS	7,317,337

NET ASSETS
Beginning of Period	—
End of Period *	$7,317,337
* Includes accumulated net investment loss of:	$(18,973)

SHARE ACTIVITY
Class A:
Shares Sold	312,611
Shares Redeemed	(2,740)
Net increase in shares of beneficial interest outstanding	309,871

Institutional Class:
Shares Sold	461,782
Shares Redeemed	(19,934)
Net increase in shares of beneficial interest outstanding	441,848

(1)	The IQ-Striquer Fund commenced operations on January 31, 2018.

See accompanying notes to financial statements.

IQ-STRIQUER FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

Class A

For the
Period Ended
May 31,
2018*
(Unaudited)
Net asset value, beginning of period	$10.00

Activity from investment operations:
Net investment loss (1)	(0.04)
Net realized and unrealized loss on investments	(0.23)
Total from investment operations	(0.27)

Paid-in-capital from redemption fees	0.00 (2)

Net asset value, end of period	$9.73

Total return (3,4)	(2.70)%

Net assets, end of period (000s)	$3,015

Ratio of gross expenses to average net assets (5,6)	7.18%

Ratio of net expenses to average net assets (6)	2.91%

Ratio of gross expenses to average net assets, excluding dividends from securities sold short (5,6)	6.45%

Ratio of net expenses to average net assets, excluding dividends from securities sold short (6)	2.19%

Ratio of net investment loss to average net assets (6)	(1.17)%

Portfolio Turnover Rate (4,7)	476%

*	IQ-Striquer Fund commenced operations on January 31, 2018.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Less than $0.005 per share.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees. Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributionss, if any. Had the Advisor not absorbed a portion of the Fund expenses, total returns would have been lower.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(6)	Annualized.

(7)	The portfolio turnover rate excludes investments whose maturities or expiration dates at the time of acquisition were one year or less. For this reason all money market funds that were traded throughout the period are excluded from the calculation. The timing of the Fund's limited amount of purchases and sales of long term securities produced the resulting portfolio turnover percentage, which appears inflated due to the nature of the calculation. Had the Fund's core investments been included in the calculation, the turnover calculation would have been much lower.

See accompanying notes to financial statements.

IQ-STRIQUER FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

Class I

For the
Period Ended
May 31,
2018*
(Unaudited)
Net asset value, beginning of period	$10.00

Activity from investment operations:
Net investment loss (1)	(0.03)
Net realized and unrealized loss on investments	(0.23)
Total from investment operations	(0.26)

Paid-in-capital from redemption fees	0.00 (2)

Net asset value, end of period	$9.74

Total return (3,4)	(2.60)%

Net assets, end of period (000s)	$4,302

Ratio of gross expenses to average net assets (5,6)	6.76%

Ratio of net expenses to average net assets (6)	2.67%

Ratio of gross expenses to average net assets, excluding dividends from securities sold short (5,6)	6.03%

Ratio of net expenses to average net assets, excluding dividends from securities sold short (6)	1.94%

Ratio of net investment loss to average net assets (6)	(0.91)%

Portfolio Turnover Rate (4,7)	476%

*	IQ-Striquer Fund commenced operations on January 31, 2018.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Less than $0.005 per share.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees. Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributionss, if any. Had the Advisor not absorbed a portion of the Fund expenses, total returns would have been lower.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(6)	Annualized.

(7)	The portfolio turnover rate excludes investments whose maturities or expiration dates at the time of acquisition were one year or less. For this reason all money market funds that were traded throughout the period are excluded from the calculation. The timing of the Fund's limited amount of purchases and sales of long term securities produced the resulting portfolio turnover percentage, which appears inflated due to the nature of the calculation. Had the Fund's core investments been included in the calculation, the turnover calculation would have been much lower.

See accompanying notes to financial statements.

IQ-STRIQUER FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
May 31, 2018

1.	ORGANIZATION

The IQ-Striquer Fund (the “Fund”) is a diversified series of Northern Lights Fund Trust IV (the “Trust”), a trust organized under the laws of the State of Delaware on June 2, 2015, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to seek to provide capital appreciation with lower volatility than equity markets. The Fund commenced operations on January 31, 2018.

The Fund currently offers Class A and Class I shares. Class A shares are offered at net asset value plus a maximum front-end sales charge of 3.50% and a maximum deferred sales charge of 1.00%. Class I shares are offered at net asset value. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments in open-end investment companies are valued at net asset value.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Investment companies are valued at their respective net asset values as reported by such investment companies. Exchange-traded funds (“ETFs”) are valued at the last reported sale price or the official closing price. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Fund will not change.

IQ–STRIQUER FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2018

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board of Trustees. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist from a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

IQ–STRIQUER FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2018

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2018 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Money Market Fund	$4,278,296	$—	$—	$4,278,296
Long Futures Contracts	140,840	—	—	140,840
Swap Contract	—	5,754	—	5,754
Total	$4,419,136	$5,754	$—	$4,424,890

There were no transfers between any level during the period ended May 31, 2018.

It is the Fund’s policy to record transfers into or out of any Level at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

*	Please refer to the Consolidated Portfolio of Investments for industry classifications.

Offsetting of Financial Assets and Derivative Assets

Each Fund’s policy is to recognize a net asset or liability equal to the unrealized appreciation (depreciation) for swap contracts and futures contracts. The following table presents financial instruments that are subject to enforceable netting arrangements or other similar agreements as of May 31, 2018:

				Gross Amounts Not Offset in the
				Consolidated Statement of Assets and
Assets				Liabilities
		Gross Amounts of	Net Amounts of Assets
		Liabilities Offset in the	Presented in the	Cash or Financial
	Gross Amounts of	Consolidated Statement	Consolidated Statement	Instruments
Description	Recognized Assets	of Assets & Liabilities	of Assets & Liabilities (1)	Pledged (1)	Net Amount
Futures Contracts	$140,840	$—	$140,840	$140,840	$—
Swap Contract	5,754	—	5,754	5,754	—
Total	$146,594	$—	$146,594	$146,594	$—

(1)	The amount is limited to the derivative balance and accordingly, does not include excess collateral pledged. Total collateral held for the futures contracts and the swap contract as of May 31, 2018 was $1,202,097 and $1,595,000, respectively.

IQ–STRIQUER FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2018

Impact of Derivatives on the Consolidated Statement of Assets and Liabilities

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Assets and Liabilities as of May 31, 2018:

Derivative Investment Type	Asset/Liability Derivatives
Equity/Currency/Commodity/Interest Rate Contracts	Net unrealized appreciation from open futures contracts Unrealized appreciation on swap contract

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of May 31, 2018:

Derivative Investment Value
	Equity	Currency	Commodity	Interest Rate	Total as of
Derivative Investment Type	Contracts	Contracts	Contracts	Contracts	May 31, 2018
Futures Contracts	$140,840	$—	$—	$—	$140,840

Impact of Derivatives on the Consolidated Statement of Operations

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Operations as of May 31, 2018:

Derivative Investment Type	Location of Loss on Derivatives
Equity/Currency/Commodity/Interest Rate Contracts	Net realized loss from futures contracts Net change in unrealized appreciation on futures contracts Net change in unrealized appreciation on swap contract

For the period ended May 31, 2018, the notional value and net change in unrealized appreciation/depreciation from the swap were as follows:

Fund	Net Change in Unrealized Appreciation	Notional
IQSF	$ 5,754	10,767,660

The following is a summary of the Fund’s realized gain (loss) on derivative investments recognized in the Consolidated Statements of Operations categorized by primary risk exposure as of May 31, 2018:

Realized loss on derivatives recognized in the Consolidated Statement of Operations
	Equity	Currency	Commodity	Interest Rate	Total as of
Derivative Investment Type	Contracts	Contracts	Contracts	Contracts	May 31, 2018
Futures Contracts	$(280,906)	$—	$—	$—	$(280,906)

Net change in unrealized gain (loss) on derivatives recognized in the Consolidated Statement of Operations
	Equity	Currency	Commodity	Interest Rate	Total as of
Derivative Investment Type	Contracts	Contracts	Contracts	Contracts	May 31, 2018
Futures Contracts	$140,840	$—	$—	$—	$140,840

The derivative instruments outstanding as of May 31, 2018 as disclosed in the Consolidated Portfolio of Investments and the amounts of changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Consolidated Statements of Operations serve as indicators of the volume of derivative activity for the Fund.

IQ–STRIQUER FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2018

Consolidation of Subsidiaries: The consolidated financial statements of the IQ-Striquer Fund include IQSF Fund Limited (“IQSF”), a wholly-owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in a controlled foreign corporation, which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies. IQSF commenced operations on March 5, 2018.

A summary of the IQ-Striquer Fund’s investments in IQSF is as follows:

IQSF Fund Limited (IQSF)
May 31, 2018
Fair Value of IQSF	$1,605,842
Other Assets	$—
Total Net Assets	$1,605,842

Percentage of the Fund’s Total Net Assets	21.9%

For tax purposes, IQSF is an exempted Cayman investment company. IQSF received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, IQSF is a controlled foreign corporation, which generates and is allocated, no income that is considered effectively connected with U.S. trade of business and as such is not subject to U.S. income tax. However, as a wholly-owned controlled foreign corporation, IQSF’s net income and capital gain, to the extent of its earnings and profits, will be included each year in each Fund’s investment company taxable income.

Foreign Currency – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Company does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Company’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Counterparty Risk – Counterparty risk is the risk that the counterparty to a financial instrument will cause a financial loss for the Fund by failing to discharge an obligation. A concentration of counterparty risk exists in that the part of a Fund’s cash is held at the broker. The Funds could be unable to recover assets held at the prime broker, including assets directly traceable to the Funds, in the event of the broker’s bankruptcy. The Fund does not anticipate any material losses as a result of this concentration.

Foreign Currency Risk – Currency investing and trading risks include market risk, credit risk and currency risk. Market risk results from adverse changes in exchanges in exchange rates. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

IQ–STRIQUER FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2018

Foreign Investment Risk – Foreign investing involves adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

Concentration of Risk – Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region. These conditions could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

Swap Agreements – The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk. Swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each day as reported by the swap counterparty. Realized gains and losses from the decrease in notional value of the swap are recognized on trade date. A liquidation payment received or made at the termination of the swap agreement will first be offset against the due to broker-swap contract balance outstanding at the time the position is liquidated, with the remainder being recorded as a realized gain or loss on the Consolidated Statement of Operations.

IQSF maintains cash and securities, at least 20% of the notional value of the swap, as collateral to secure its obligations under the swap. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. In order to maintain prudent risk exposure to the counterparty, the advisor will reduce exposure to the counterparty whenever that exposure exceeds 5% of the net assets of the Fund for a period of one week or such lesser time as the advisor may determine. If the advisor determines that the counterparty presents an imprudent risk, the swap may be terminated in its entirety.

Futures Contracts – The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may purchase or sell futures contracts to hedge against market risk and to reduce return volatility. Initial margin deposits required upon entering into futures contracts as presented in deposit at broker for futures contracts in the Consolidated Statements of Assets and Liabilities are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, each Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

IQ–STRIQUER FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2018

Short Sales – A “short sale” is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of the security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short. Certain cash and securities are held as collateral.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using effective yield method. Dividend income and expense are recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends and foreign capital gain taxes have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP and are recorded on the ex-dividend date. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards, etc.) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Federal Income Tax – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no provision for federal income tax is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions expected to be taken in the Fund’s November 30, 2018 tax return and has concluded to date that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Fund identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the period ended May 31, 2018, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $1,000,004 and $976,152, respectively.

IQ–STRIQUER FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2018

4.	INVESTMENT ADVISERY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

IQ Capital Strategy LLC serves as the Fund’s investment adviser (the “Adviser”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Adviser, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.50% of the Fund’s average daily net assets. For the period ended May 31, 2018, the Fund incurred $27,640 in advisory fees.

The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least October 10, 2018, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 2.19% or 1.94% of the Fund’s average daily net assets attributable to Class A shares and Class I shares, respectively. During the period ended May 31, 2018, the Adviser waived fees and reimbursed expenses in the amount of $77,477.

If the Adviser waives any fees or reimburses any expenses and any operating expenses are subsequently lower than their respective expense limitation, the Adviser shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause the Fund’s operating expenses to exceed the respective expense limitation. The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the waiver agreement (or any similar agreement).

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS (defined below). The Board of Trustees of the Trust has adopted, on behalf of the Fund, a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services. Under the Plan, the Fund is permitted to pay 0.25% per year of its average daily net assets of Class A shares for such distribution and shareholder service activities. For the period ended May 31, 2018, the Class A shares incurred $1,879 in distribution fees.

The Distributor acts as the Fund’s principal underwriter in a continuous offering of the Fund’s shares. For the period ended May 31, 2018, the Distributor did not receive any underwriting commissions for sales of the Fund’s Class A shares.

Gemini Fund Services, LLC (“GFS”) – an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund as shown in the Statement of Operations. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund which are included in the compliance officer fees in the Statement of Operations.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund which are included in the shareholder reporting expenses in the Statement of Operations.

IQ–STRIQUER FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2018

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of May 31, 2018, Charles Schwab & Co., Inc. held approximately 78% of the voting securities of the IQ-Striquer Fund, and therefore, may be presumed to control the Fund.

6.	REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 60 days. The redemption fee is paid directly to the Fund in which the short-term redemption fee occurs. For the period ended May 31, 2018, Class A assessed $129 and Class I assessed $197 in redemption fees.

7.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently seeks to achieve its investment objectives by investing a portion of its assets in Federated Government Obligations Fund – Institutional Shares, a registered open-end investment company (the “Security”). The Fund may redeem its investment from the Security at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund will be directly affected by the performance of the Security. The annual reports of the Security, along with the report of the independent registered public accounting firm is included in the Security’s N-CSR available at “www.sec.gov” or on the website “www.federatedinvestors.com”. As of May 31, 2018, the percentage of the Fund’s net assets invested in the Security was 58.5%.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Consolidated Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

IQ-STRIQUER FUND
EXPENSE EXAMPLE (Unaudited)
May 31, 2018

As a shareholder of the Fund you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as disclosed in the table below.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Ending
	Beginning	Account	Annualized	Expenses Paid
	Account Value	Value	Expense	During Period
	1/31/18	5/31/18	Ratio	1/31/18-5/31/18
Actual*
Class A	$1,000.00	$ 973.00	2.91%	$9.52
Class I	$1,000.00	$ 974.00	2.67%	$8.74
Hypothetical**
(5% return before expenses)
Class A	$1,000.00	$1,010.42	2.91%	$14.59
Class I	$1,000.00	$1,011.62	2.67%	$13.39

*	Actual expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (121), divided by the number of days in the fiscal year (365).

**	Hypothetical expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182), divided by the number of days in the fiscal year (365).

IQ-STRIQUER FUND
SUPPLEMENTAL INFORMATION (Unaudited)
May 31, 2018

Approval of the Investment Advisor Agreement – IQ Capital Strategy, LLC

In connection with the Meeting of the Board of Trustees (the “Board”) of Northern Lights Fund Trust IV (the “Trust”), held on July 20, 2017, the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between IQ Capital Strategy, LLC (the “Adviser”) and the Trust, with respect to the IQ-Striquer Fund (“Fund”). In considering the approval of the Advisory Agreement, the Board received materials at its request specifically relating to the Advisory Agreement.

The Trustees reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the approval of the Advisory Agreement. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Advisory Agreement.

Nature, Extent and Quality of Services. The Trustees noted that the Adviser is a newly formed investment adviser with limited resources; however, the Adviser and portfolio manager to the Fund conveyed to the Board at the meeting their commitment to provide quality day-to- day management of the Fund. The Trustees also noted the Adviser’s employment of an outsourced Chief Compliance Officer, who will provide compliance oversight of fund operations. The Board further noted the uniqueness of the Fund’s investment strategies and time and research put into constructing the index. The Trustees found the portfolio manager to be dedicated to the strategy and noted he provided a detailed explanation of his methodology and plan for ongoing monitoring of the strategy. After further discussion, the Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board’s expectations.

Performance. As the proposed Fund is new, actual performance of the Fund was not available to the Trustees to consider. However, the Trustees noted the Adviser’s experience in building a successful advisory firm and execute its investment strategies used to manage client assets. After further discussion, the Trustees concluded that the Adviser has the potential to deliver positive returns to shareholders in line with the Board’s expectations.

Fees and Expenses. The Trustees noted that the Adviser proposed to charge the Fund an annual management fee of 1.50% of the Fund’s average net daily assets. They further noted that the fee is slightly higher than the average management fee of the Fund’s anticipated Morningstar category of 1.42% but lower than the Fund’s peer group average of 1.72%. After further discussion, the Trustees concluded that the Fund’s advisory fee is reasonable.

Profitability. The Trustees reviewed a profitability analysis provided by the Adviser and considered whether the level of anticipated profit is reasonable. They noted the Adviser anticipates realizing a profit in connection with its relationship with the Fund, but agreed that such profit was not excessive, both in actual dollars and as a percentage of revenue. The Trustees concluded, after further discussion, that excessive profit is not a concern at this time.

Economies of Scale. The Trustees noted that economies of scale have not yet been reached as the Fund has not yet launched. The Trustees noted that consideration of economies of scale will be revisited as assets grow for the Fund.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board determined that approval of the Advisory Agreement is in the best interests of the Fund and its future shareholders.

PRIVACY NOTICE

Northern Lights Fund Trust IV

Rev. August 2015

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST IV DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust IV chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust IV share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust IV

What we do:
How does Northern Lights Fund Trust IV protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust IV collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust IV does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies will be available without charge, upon request, by calling 1-844-663-7871 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-907-3373.

ADVISER
IQ Capital Strategy, LLC
174 Radisson Road
Seneca, SC 29678

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 8/8/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 8/8/18

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 8/8/18